Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Retail Class | Transamerica Income & Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Transamerica Income & Growth
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term growth of capital while providing current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page 290 of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Purchase of Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.

		During the most recent fiscal year, the portfolio turnover rate for the fund was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement providing for a single management fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to achieve its objective by investing globally in a range of securities, primarily equities with market capitalizations in excess of $750 million, which provide current income combined with the potential for capital appreciation. The fund normally invests primarily in securities intended to generate income, including but not limited to (1) common stocks, (2) preferred stocks, including convertible securities, (3) publically traded partnerships, which includes but is not limited to master limited partnerships (“MLPs”) and (4) common shares of real estate investment trusts (“REITs”). The fund may also invest in fixed income securities of any maturity or credit quality, including high yield bonds rated below BBB by S&P or Fitch or Baa by Moody’s (commonly known as “junk bonds”). The fund invests without restriction as to issuer country, capitalization or currency.

Ranger International Management, LP (the “sub-adviser”) normally invests globally (including in emerging markets) in a variety of income-producing securities that the sub-adviser believes have attractive yields, and in the case of common stocks, the potential for dividend growth. The sub-adviser employs a bottom-up, fundamentals-based investment approach to security selection. The sub-adviser selects stock of issuers that it believes are stable and industry- or region-leading companies. The sub-adviser selects fixed income securities that it believes have the highest expected return among issuers of similar credit quality. The sub-adviser's investment philosophy seeks domestic and international investment candidates characterized by (i) attractive yield, (ii) quality and (iii) financial strength.

		The sub-adviser sells a security if the sub-adviser believes it is overvalued, more attractive candidates arise, or if there is a substantial, long term reduction in a company's fundamental prospects that impair its value.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. Many factors affect the fund's performance. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

Active Trading – The fund is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution.

Bank Obligations – To the extent the fund invests in bank obligations, the fund will be more susceptible to negative events affecting the banking industry. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability.

Convertible Securities – Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk” bonds) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Depositary Receipts (ADRs) – Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Focused Investing – To the extent the fund invests in a limited number of countries, regions, sectors or industries, or in a limited number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries or issuers, and the value of its shares may be more volatile than if it invested more widely. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Interest Rate – Interest rates in the U.S. have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the fund may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the fund to sell, particularly during times of market turmoil. These illiquid investments can be difficult to value. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Manager – The fund is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected.

Master Limited Partnerships – Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of the fund’s investments in such securities may decline if interest rates rise. The value of the fund’s investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Portfolio Management – The value of your investment may decrease if the sub-adviser's judgment about the quality, relative yield, value or market trends affecting a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the sub-adviser or manager. In addition, the fund's investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the sub-adviser and could have an adverse effect on the value or performance of the fund.

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. REITs are subject to a number of highly technical tax-related rules and requirements; and the failure to qualify as a REIT could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

Small and Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Tax – In order to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the fund must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions. If the fund were to fail to meet any of these requirements, the fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at corporate rates (without reduction for distributions to shareholders). When distributed, that income would generally be taxable to shareholders as ordinary dividend income to the extent attributable to the fund’s earnings and profits. If the fund were to fail to qualify as a RIC, shareholders of the fund could realize significantly diminished returns from their investment in the fund. In the alternative, the fund may be able to preserve its RIC qualification under those circumstances by meeting certain conditions, in which case it may be subject to certain additional taxes.

The fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships for federal income tax purposes. An MLP is an entity treated as a partnership under the Internal Revenue Code, the partnership interests of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. For this purpose, mineral or natural resources activities include exploration, development, production, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. If it does not so qualify, it will generally be subject to tax as a corporation and there could be a material decrease in the value of its securities.

Depreciation or other cost recovery deductions passed through to the fund from investments in MLPs in a given year will generally reduce the fund’s taxable income, but those deductions may be recaptured in the fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the fund at the time the deductions were taken by the fund, and even though those shareholders may not have corresponding economic gain on their shares at the time of the recapture. In order to distribute recapture income or to fund redemption requests, the fund may need to liquidate investments, which may lead to additional recapture income.

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. The fund's ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Warrants and Rights –Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

		Yield – The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund's expenses could absorb all or a significant portion of the fund's income.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in this fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges. Absent any limitation of the fund’s expenses, total returns would be lower. Index returns are since the inception of the oldest share class.

		As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamerica.com/individual/products/mutual-funds/performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) - Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Return
Best Quarter:	03/31/2013	9.90%
Worst Quarter:	09/30/2015	-8.65%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2015)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes deduction of applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

		After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Retail Class | Transamerica Income & Growth | A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.69%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%	[2]
1 year	rr_ExpenseExampleYear01	$ 679
3 years	rr_ExpenseExampleYear03	951
5 years	rr_ExpenseExampleYear05	1,244
10 years	rr_ExpenseExampleYear10	2,074
1 year	rr_ExpenseExampleNoRedemptionYear01	679
3 years	rr_ExpenseExampleNoRedemptionYear03	951
5 years	rr_ExpenseExampleNoRedemptionYear05	1,244
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,074
2013	rr_AnnualReturn2013	14.15%
2014	rr_AnnualReturn2014	2.33%
2015	rr_AnnualReturn2015	(9.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.65%)
1 Year	rr_AverageAnnualReturnYear01	(14.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Retail Class | Transamerica Income & Growth | C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.69%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.09%	[2]
1 year	rr_ExpenseExampleYear01	$ 312
3 years	rr_ExpenseExampleYear03	655
5 years	rr_ExpenseExampleYear05	1,124
10 years	rr_ExpenseExampleYear10	2,421
1 year	rr_ExpenseExampleNoRedemptionYear01	212
3 years	rr_ExpenseExampleNoRedemptionYear03	655
5 years	rr_ExpenseExampleNoRedemptionYear05	1,124
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,421
1 Year	rr_AverageAnnualReturnYear01	(11.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Retail Class | Transamerica Income & Growth | I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.69%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%	[2]
1 year	rr_ExpenseExampleYear01	$ 111
3 years	rr_ExpenseExampleYear03	347
5 years	rr_ExpenseExampleYear05	601
10 years	rr_ExpenseExampleYear10	1,329
1 year	rr_ExpenseExampleNoRedemptionYear01	111
3 years	rr_ExpenseExampleNoRedemptionYear03	347
5 years	rr_ExpenseExampleNoRedemptionYear05	601
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,329
1 Year	rr_AverageAnnualReturnYear01	(9.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Retail Class | Transamerica Income & Growth | Return after taxes on distributions | A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Retail Class | Transamerica Income & Growth | Return after taxes on distributions and sale of fund shares | A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2012
Retail Class | Transamerica Income & Growth | MSCI All Country World Index Gross (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.03%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement providing for a single management fee. As a result, “Other expenses” do not include administrative services fees. Prior to March 1, 2016, the fund paid investment advisory fees of 0.66% and administrative services fees of 0.03%.
[2]	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.